Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 5.81% (A), 07/20/2030 (B)	$ 459,941	$ 455,063
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 5.91% (A), 07/20/2030 (B)	949,243	942,137
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 5.79% (A), 04/25/2031 (B)	1,000,000	989,009
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 5.95% (A), 10/20/2028 (B)	549,689	545,134

Total Asset-Backed Securities (Cost $2,923,048)		2,931,343

CORPORATE DEBT SECURITIES - 7.0%
Chemicals - 0.4%
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (B)	1,000,000	838,812

Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	1,150,000	990,415

Communications Equipment - 0.4%
Avaya, Inc.
6.13%, 09/15/2028 (B) (C)	2,100,000	640,500
CommScope, Inc.
6.00%, 03/01/2026 (B)	250,000	240,450

		880,950

Containers & Packaging - 0.2%
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	500,000	448,750

Health Care Providers & Services - 1.0%
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (B)	500,000	437,500
6.75%, 04/15/2025 (B)	500,000	487,500
Tenet Healthcare Corp.
4.25%, 06/01/2029	769,000	684,721
4.63%, 09/01/2024 - 06/15/2028	500,000	480,944

		2,090,665

Household Products - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (B)	304,000	275,956

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	$ 750,000	$ 663,750

Machinery - 1.1%
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	429,000	438,116
GrafTech Finance, Inc.
4.63%, 12/15/2028 (B)	350,000	299,123
Madison IAQ LLC
4.13%, 06/30/2028 (B)	1,273,000	1,124,591
Vertiv Group Corp.
4.13%, 11/15/2028 (B)	395,000	342,168

		2,203,998

Media - 1.1%
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	500,000	420,000
CSC Holdings LLC
5.38%, 02/01/2028 (B)	750,000	629,250
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	250,000	217,661
6.75%, 10/15/2027 (B)	760,000	735,952
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	333,000	326,340

		2,329,203

Personal Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	1,000,000	957,500

Pharmaceuticals - 0.4%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (B)	1,000,000	642,820
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	250,000	227,012

		869,832

Software - 0.7%
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (B)	1,950,000	1,567,293

Transportation Infrastructure - 0.2%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 07/31/2029 (B)	500,000	416,298

Wireless Telecommunication Services - 0.1%
Altice France SA
5.50%, 01/15/2028 (B)	250,000	207,630

Total Corporate Debt Securities (Cost $18,373,505)		14,741,052

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 86.2%
Aerospace & Defense - 0.5%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 6.24% (A), 01/15/2025	$ 246,256	$ 246,441
Castlelake Aviation Ltd.
Term Loan B,
3-Month LIBOR + 2.75%, 7.52% (A), 10/22/2026	714,211	713,541

		959,982

Airlines - 0.3%
American Airlines, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 6.27% (A), 06/27/2025	173,196	169,594
United Airlines, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.57% (A), 04/21/2028	491,250	489,911

		659,505

Auto Components - 1.9%
Clarios Global LP
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 04/30/2026	866,010	861,835
First Brands Group LLC
Term Loan,
3-Month Term SOFR + 5.00%, 10.25% (A), 03/30/2027	2,216,483	2,147,218
Mavis Tire Express Services Corp.
Term Loan B,
1-Month Term SOFR + 4.00%, 8.63% (A), 05/04/2028	997,468	975,275

		3,984,328

Beverages - 0.2%
Naked Juice LLC
Term Loan,
3-Month Term SOFR + 3.25%, 7.93% (A), 01/24/2029	497,500	456,353

Biotechnology - 0.5%
Curium BidCo SARL
Term Loan,
3-Month LIBOR + 4.25%, 8.98% (A), 12/02/2027	297,750	297,005
Term Loan B,
3-Month LIBOR + 4.00%, 8.73% (A), 07/09/2026	694,950	689,738

		986,743

Building Products - 2.5%
Cornerstone Building Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.71% (A), 04/12/2028	1,413,813	1,317,791
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.63%, 7.19% (A), 02/01/2027	1,100,008	1,092,720

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Term Loan B1,
1-Month LIBOR + 3.00%, 7.57% (A), 03/18/2029	$ 347,375	$ 345,801
Tamko Building Products LLC
Term Loan B,
3-Month LIBOR + 3.00%, 7.73% - 7.78% (A), 06/01/2026	1,198,617	1,182,136
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 8.07% (A), 08/01/2025	656,687	646,837
Delayed Draw Term Loan,
1-Month LIBOR + 3.75%, 3.75% - 8.00% (A), 08/01/2025	27,382	27,211
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 08/01/2025	744,921	740,265

		5,352,761

Capital Markets - 1.5%
Deerfield Dakota Holding LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 8.31% (A), 04/09/2027	738,210	714,218
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 07/03/2024	1,636,048	1,631,958
Victory Capital Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 2.25%, 6.95% (A), 07/01/2026	6,084	6,062
3-Month Term SOFR + 2.25%, 6.95% (A), 12/29/2028	742,574	735,458

		3,087,696

Chemicals - 0.6%
LSF11 A5 Holdco LLC
Term Loan,
TBD, 10/15/2028 (D) (E)	225,000	217,922
Term Loan B,
TBD, 10/15/2028 (D) (E)	500,000	487,500
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 8.73% (A), 03/08/2025	606,913	539,394

		1,244,816

Commercial Services & Supplies - 8.7%
ADMI Corp.
Term Loan B2,
1-Month LIBOR + 3.38%, 7.94% (A), 12/23/2027	442,125	406,202
Term Loan B3,
1-Month LIBOR + 3.75%, 8.32% (A), 12/23/2027	393,986	362,221
APX Group, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, Prime Rate + 2.25%, 7.70% - 9.75% (A), 07/10/2028 (E)	1,000,000	985,750
Asurion LLC
Term Loan B10,
3-Month Term SOFR + 4.00%, 8.68% (A), 08/19/2028	498,750	470,903

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Term Loan B9,
1-Month LIBOR + 3.25%, 7.82% (A), 07/31/2027	$ 1,083,212	$ 1,019,187
Avis Budget Car Rental LLC
Term Loan C,
1-Month Term SOFR + 3.50%, 8.16% (A), 03/16/2029	2,233,125	2,226,146
BIFM CA Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 8.05% (A), 06/01/2026	498,708	490,292
Corporation Service Co.
Term Loan B,
1-Month Term SOFR + 3.25%, 7.91% (A), 11/02/2029	576,000	575,748
Creative Artists Agency LLC
Term Loan B1,
1-Month LIBOR + 4.25%, 8.82% (A), 11/27/2026	780,000	772,932
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 6.31% (A), 08/11/2025	103,155	88,412
Garda World Security Corp.
Term Loan B,
3-Month LIBOR + 4.25%, 8.93% (A), 10/30/2026 (E)	1,500,000	1,491,563
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 7.66% (A), 05/30/2025	1,680,082	1,682,882
Harsco Corp.
Term Loan,
1-Month Term SOFR + 2.25%, 6.93% (A), 03/10/2028	740,611	707,548
Jadex, Inc.
Term Loan,
1-Month LIBOR + 4.75%, 9.32% (A), 02/18/2028	726,901	646,942
LRS Holdings LLC
Term Loan B,
1-Month LIBOR + 4.25%, 8.82% (A), 08/31/2028	1,188,000	1,164,240
PECF USS Intermediate Holding III Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 8.82% (A), 12/15/2028	688,038	586,552
Prime Security Services Borrower LLC
Term Loan,
3-Month LIBOR + 2.75%, 7.52% (A), 09/23/2026	1,504,253	1,502,185
Spectrum Group Buyer, Inc.
Term Loan B,
3-Month Term SOFR + 6.50%, 11.32% (A), 05/19/2028	1,242,188	1,171,796
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 8.77% (A), 03/04/2028	1,453,725	1,140,447
TruGreen LP
Term Loan,
1-Month LIBOR + 4.00%, 8.57% (A), 11/02/2027	960,077	886,871

		18,378,819

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.6%
Avaya, Inc.
Term Loan B2,
1-Month LIBOR + 4.00%, 8.46% (A), 12/15/2027 (C)	$ 500,000	$ 140,000
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 04/06/2026	1,178,295	1,150,678

		1,290,678

Construction & Engineering - 2.8%
Centuri Group, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 7.07% - 7.23% (A), 08/27/2028	439,165	436,054
Osmose Utilities Services, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 06/23/2028	1,345,061	1,292,268
Pike Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 7.57% (A), 01/21/2028	1,865,614	1,857,452
VM Consolidated, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 03/24/2028	1,325,088	1,325,088
WIN Waste Innovations Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 7.48% (A), 03/24/2028	963,941	924,901

		5,835,763

Containers & Packaging - 6.8%
Anchor Glass Container Corp.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 7.48% - 7.56% (A), 12/07/2023	469,467	335,277
Berlin Packaging LLC
Term Loan B5,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 8.12% - 8.48% (A), 03/11/2028	980,038	965,950
Canister International Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 9.32% (A), 12/21/2026	1,222,368	1,210,144
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 4.18%, 8.84% (A), 04/13/2029	1,442,750	1,415,421
Graham Packaging Co., Inc.
Term Loan,
1-Month LIBOR + 3.00%, 7.57% (A), 08/04/2027	1,606,147	1,597,568
Klockner-Pentaplast of America, Inc.
Term Loan B,
6-Month Term SOFR + 4.75%, 8.26% (A), 02/12/2026	589,500	515,812
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 8.23% (A), 11/30/2027	458,812	449,554

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 7.13% (A), 12/01/2028	$ 926,355	$ 924,039
Plaze, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 08/03/2026	245,000	224,175
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 8.43% (A), 07/31/2026	1,314,269	1,295,963
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 07/31/2026	370,313	364,758
Proampac PG Borrower LLC
Term Loan,
3-Month LIBOR + 2.75%, 3-Month LIBOR + 3.75%, 8.43% - 8.58% (A), 11/03/2025	1,221,369	1,190,530
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 09/24/2028	246,875	245,718
Term Loan B2,
1-Month LIBOR + 3.25%, 7.82% (A), 02/05/2026	989,899	987,919
Tosca Services LLC
Term Loan,
1-Month LIBOR + 3.50%, 8.18% (A), 08/18/2027	1,198,176	958,541
Trident TPI Holdings, Inc.
Term Loan,
TBD, 09/15/2028 (D) (E)	987,390	967,465
Term Loan B1,
3-Month LIBOR + 3.25%, 7.98% (A), 10/17/2024	734,385	731,172

		14,380,006

Diversified Consumer Services - 1.8%
Pre-Paid Legal Services, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 12/15/2028	1,238,138	1,216,470
Solis IV BV
Term Loan B1,
3-Month Term SOFR + 3.50%, 7.86% (A), 02/26/2029	995,000	910,425
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 7.32% (A), 05/18/2025	1,638,441	1,625,469

		3,752,364

Diversified Financial Services - 1.3%
AlixPartners LLP
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 02/04/2028	1,246,827	1,243,884
NBG Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 10.23% (A), 04/26/2024	443,904	57,707

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Primary Products Finance LLC
Term Loan,
3-Month LIBOR + 4.00%, 8.74% (A), 03/31/2029	$ 746,250	$ 738,601
TransUnion LLC
Term Loan B6,
1-Month LIBOR + 2.25%, 6.82% (A), 12/01/2028	796,452	794,098

		2,834,290

Diversified Telecommunication Services - 1.4%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 6.82% (A), 03/15/2027	285,980	275,869
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 9.08% (A), 11/29/2025	818,244	716,474
Virgin Media Bristol LLC
Term Loan Q,
1-Month LIBOR + 3.25%, 7.71% (A), 01/31/2029	1,482,278	1,481,484
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 7.57% (A), 03/09/2027	500,000	416,625

		2,890,452

Electrical Equipment - 1.0%
C&D Technologies, Inc.
Term Loan B,
1-Month LIBOR + 5.75%, 6-Month LIBOR + 5.75%, 10.32% - 10.96% (A), 12/20/2025	1,033,846	930,462
Gates Global LLC
Term Loan B4,
1-Month Term SOFR + 3.50%, 8.06% (A), 11/16/2029	1,147,125	1,147,125

		2,077,587

Electronic Equipment, Instruments & Components - 1.1%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 8.05% (A), 09/30/2024	426,792	341,434
Electro Rent Corp.
Term Loan,
3-Month Term SOFR + 5.50%, 9.90% (A), 11/01/2024	1,952,787	1,903,967

		2,245,401

Entertainment - 0.3%
AMC Entertainment Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 7.43% (A), 04/22/2026	979,820	577,044

Food & Staples Retailing - 2.3%
BW Gas & Convenience Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 03/31/2028	1,098,176	1,084,448

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Hostess Brands LLC
Term Loan,
3-Month LIBOR + 2.25%, 7.08% (A), 08/03/2025	$ 1,055,997	$ 1,055,601
Quirch Foods Holdings LLC
Term Loan,
1-Month Term SOFR + 4.50%, 9.18% (A), 10/27/2027	1,483,602	1,389,022
US Foods, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 11/22/2028	1,318,333	1,318,517

		4,847,588

Food Products - 2.5%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 8.72% (A), 10/01/2025	851,049	735,448
Term Loan,
1-Month LIBOR + 4.75%, 9.32% (A), 10/01/2025	493,750	425,860
B&G Foods, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 7.07% (A), 10/10/2026	1,095,697	1,050,499
Chef’s Warehouse Leasing Co. LLC
Term Loan B,
1-Month Term SOFR + 4.75%, 9.40% (A), 08/23/2029	176,700	175,817
Del Monte Foods, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 8.86% (A), 05/16/2029	997,500	987,836
Nomad Foods Europe Midco Ltd.
Term Loan B,
TBD, 11/12/2029 (D) (E)	2,000,000	2,005,000

		5,380,460

Health Care Equipment & Supplies - 1.0%
Bausch & Lomb, Inc.
Term Loan,
3-Month Term SOFR + 3.25%, 7.84% (A), 05/10/2027	646,750	628,560
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 09/01/2024	389,155	356,726
Medline Borrower LP
Term Loan B,
1-Month LIBOR + 3.50%, 7.82% (A), 10/23/2028	957,763	929,269
YI LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 8.57% (A), 11/07/2024	219,077	210,314

		2,124,869

Health Care Providers & Services - 5.1%
AHP Health Partners, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 08/24/2028	1,386,033	1,373,327

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Charlotte Buyer, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 5.25%, 9.68% (A), 02/11/2028	$ 1,300,000	$ 1,268,583
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan,
3-Month Term SOFR + 4.25%, 4.25% - 9.00% (A), 03/30/2029	151,821	149,164
Term Loan B,
1-Month Term SOFR + 4.25%, 8.93% (A), 03/30/2029	838,307	823,637
ICON Luxembourg SARL
Term Loan,
3-Month LIBOR + 2.25%, 7.00% (A), 07/03/2028	362,765	362,613
Midwest Physician Administrative Services LLC
Term Loan,
3-Month LIBOR + 3.25%, 7.98% (A), 03/12/2028	617,874	585,987
PetVet Care Centers LLC
Term Loan B3,
1-Month LIBOR + 3.50%, 8.07% (A), 02/14/2025	604,370	572,792
PRA Health Sciences, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 7.00% (A), 07/03/2028	90,383	90,345
Quorum Health Corp.
Term Loan,
3-Month LIBOR + 8.00%, 12.98% (A), 04/29/2025	1,373,725	947,870
Radnet Management, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 7.73% (A), 04/21/2028	2,062,577	2,040,983
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.58% (A), 11/16/2025	415,993	403,629
Sound Inpatient Physicians
Term Loan B,
3-Month LIBOR + 3.00%, 7.83% (A), 06/27/2025	493,737	405,482
Southern Veterinary Partners LLC
Term Loan,
1-Month LIBOR + 4.00%, 8.57% (A), 10/05/2027	783,351	755,444
Surgery Center Holdings, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 8.21% (A), 08/31/2026	901,454	898,995

		10,678,851

Health Care Technology - 0.5%
Athenahealth, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.01% (A), 02/15/2029	1,108,786	1,047,803

Hotels, Restaurants & Leisure - 6.2%
Bally’s Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 7.71% (A), 10/02/2028	1,480,025	1,420,639

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.
Term Loan B,
TBD, 01/20/2030 (D) (E)	$ 550,000	$ 549,347
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Week LIBOR + 2.75%, 7.32% (A), 12/23/2024	255,386	255,133
Term Loan B1,
1-Week LIBOR + 3.50%, 8.07% (A), 07/21/2025	1,692,505	1,690,917
Flynn Restaurant Group LP
Term Loan B,
1-Month LIBOR + 4.25%, 8.82% (A), 12/01/2028	960,806	935,986
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 7.57% (A), 08/02/2028	736,703	736,549
IRB Holding Corp.
Term Loan B,
3-Month Term SOFR + 3.00%, 7.69% (A), 12/15/2027	987,437	976,946
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 10/20/2025	767,955	687,080
Penn National Gaming, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 7.41% (A), 05/03/2029	1,343,250	1,341,235
Scientific Games Holdings LP
Term Loan B,
3-Month Term SOFR + 3.50%, 8.10% (A), 04/04/2029	1,261,168	1,239,491
Scientific Games International, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 7.58% (A), 04/14/2029	2,288,500	2,283,733
SeaWorld Parks & Entertainment, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 7.63% (A), 08/25/2028	931,900	928,406

		13,045,462

Household Durables - 2.0%
ACProducts, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 6-Month LIBOR + 4.25%, 8.98% (A), 05/17/2028	1,147,525	920,351
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 8.73% (A), 11/21/2023	1,947,904	1,757,442
Instant Brands Holdings, Inc.
Term Loan,
3-Month LIBOR + 5.00%, 9.73% (A), 04/12/2028	1,775,000	1,025,062
Libbey Glass, Inc.
Term Loan,
3-Month Term SOFR + 8.50%, 12.95% (A), 11/22/2027	542,504	503,173

		4,206,028

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products - 1.0%
Conair Holdings LLC
Term Loan B,
3-Month LIBOR + 3.75%, 8.48% (A), 05/17/2028	$ 969,299	$ 831,174
Energizer Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 6.81% (A), 12/22/2027	922,700	918,663
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 9.07% (A), 06/28/2026	425,051	382,546
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 9.07% (A), 06/28/2026	22,978	20,680

		2,153,063

Independent Power & Renewable Electricity Producers - 0.4%
Calpine Construction Finance Co. LP
Term Loan B,
1-Month LIBOR + 2.00%, 6.57% (A), 01/15/2025	933,036	931,351

Industrial Conglomerates - 0.5%
Magenta Buyer LLC
1st Lien Term Loan,
3-Month LIBOR + 4.75%, 9.58% (A), 07/27/2028 (E)	1,122,275	981,289

Insurance - 1.0%
Acrisure LLC
Term Loan B,
1-Month LIBOR + 3.50%, 8.07% (A), 02/15/2027	1,130,557	1,088,867
Hub International Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 7.95% - 8.06% (A), 04/25/2025	984,899	983,669

		2,072,536

IT Services - 1.6%
Banff Merger Sub, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 10/02/2025	1,231,966	1,207,888
Conduent Business Services LLC
Term Loan B,
1-Month LIBOR + 4.25%, 8.82% (A), 10/16/2028	345,460	339,199
Peraton Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 8.32% (A), 02/01/2028	765,704	760,098
Rackspace Technology Global, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 7.38% (A), 02/15/2028 (E)	1,592,596	1,000,680

		3,307,865

Leisure Products - 1.9%
Bombardier Recreational Products, Inc.
Term Loan B,
TBD, 12/13/2029 (D) (E)	1,000,000	993,750

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products (continued)
Polaris Newco LLC
Term Loan B,
3-Month LIBOR + 4.00%, 8.73% (A), 06/02/2028 (E)	$ 1,348,788	$ 1,279,831
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 8.58% (A), 09/30/2024	210,170	208,725
SP PF Buyer LLC
Term Loan,
1-Month LIBOR + 4.50%, 9.07% (A), 12/22/2025	1,129,755	771,461
SRAM LLC
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 05/18/2028	880,682	869,673

		4,123,440

Life Sciences Tools & Services - 0.6%
Parexel International Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 11/15/2028	1,310,088	1,298,461

Machinery - 2.2%
Chart Industries, Inc.
Term Loan B,
TBD, 12/07/2029 (D) (E)	650,000	645,531
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.75%, 7.50% (A), 05/14/2028	449,172	448,049
Filtration Group Corp.
Term Loan,
1-Month LIBOR + 3.50%, 8.07% (A), 10/21/2028	1,975,000	1,963,067
Patriot Container Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 8.28% (A), 03/20/2025	726,100	669,223
SPX Flow, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.16% (A), 04/05/2029	914,984	880,018

		4,605,888

Media - 7.6%
ABG Intermediate Holdings 2 LLC
Term Loan B1,
1-Month Term SOFR + 3.50%, 8.16% (A), 12/21/2028	1,044,750	1,035,609
Arches Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 12/06/2027	510,096	492,151
CMG Media Corp.
Term Loan,
3-Month LIBOR + 3.50%, 8.23% (A), 12/17/2026	971,338	919,129
Cogeco Financing 2 LP
Term Loan B,
1-Month LIBOR + 2.50%, 7.07% (A), 09/01/2028	486,275	481,345

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Coral-US Co-Borrower LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 7.46% (A), 10/15/2029	$ 706,917	$ 701,173
CSC Holdings LLC
Term Loan B6,
3-Month Term SOFR + 4.50%, 8.82% (A), 01/17/2028	488,372	462,326
Diamond Sports Group LLC
2nd Lien Term Loan,
3-Month Term SOFR + 3.25%, 8.03% (A), 08/24/2026	401,590	33,131
DirecTV Financing LLC
Term Loan,
1-Month LIBOR + 5.00%, 9.57% (A), 08/02/2027	1,375,625	1,350,406
EW Scripps Co.
Term Loan B2,
1-Month LIBOR + 2.56%, 7.13% (A), 05/01/2026	190,568	189,479
Term Loan B3,
1-Month LIBOR + 2.75%, 7.32% (A), 01/07/2028	988,449	983,684
Gray Television, Inc.
Term Loan D,
1-Month LIBOR + 3.00%, 7.37% (A), 12/01/2028	1,977,519	1,967,631
MH Sub I LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 09/13/2024	1,480,550	1,463,153
Mission Broadcasting, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 6.87% (A), 06/02/2028	643,972	642,630
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 7.07% (A), 05/08/2025	637,219	587,834
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 7.07% (A), 09/18/2026	471,791	471,988
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 7.07% (A), 09/30/2026	978,635	955,637
Term Loan B4,
1-Month Term SOFR + 3.75%, 8.41% (A), 04/21/2029	248,750	243,931
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 03/15/2026	734,991	726,722
Term Loan B,
1-Month LIBOR + 3.25%, 7.82% (A), 01/31/2029	148,875	146,642
UPC Financing Partnership
Term Loan AX,
1-Month LIBOR + 2.93%, 7.38% (A), 01/31/2029	1,477,285	1,473,899
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 6.96% (A), 04/30/2028	769,000	762,391

		16,090,891

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.1%
Phoenix Services International LLC
Term Loan,
1-Month Term SOFR + 12.00%, 16.55% (A), 09/29/2023	$ 159,097	$ 150,760

Multiline Retail - 0.1%
Highline Aftermarket Acquisition LLC
Term Loan B,
1-Month LIBOR + 4.50%, 9.07% (A), 11/09/2027	260,363	247,344

Oil, Gas & Consumable Fuels - 0.6%
Delek US Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.16% (A), 11/19/2029	796,488	776,576
EG Group Ltd.
Term Loan,
3-Month LIBOR + 4.25%, 8.98% (A), 03/31/2026	395,367	380,738
Phoenix Services International LLC
Term Loan,
TBD, 03/01/2025 (D) (E) (F) (G)	613,408	60,318
1-Month Term SOFR + 2.00%, 1-Month Term SOFR + 12.00%, 6.55% - 17.00% (A), 03/28/2023	79,156	75,008
Prairie ECI Acquiror LP
Term Loan B,
1-Month LIBOR + 4.75%, 9.32% (A), 03/11/2026	2,163	2,131

		1,294,771

Paper & Forest Products - 0.7%
Domtar Corp.
Term Loan B,
1-Month LIBOR + 5.50%, 9.96% (A), 11/30/2028	1,511,634	1,485,181

Personal Products - 0.7%
KDC/ONE Development Corp., Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 8.32% (A), 12/22/2025	901,702	882,540
Kronos Acquisition Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 8.48% (A), 12/22/2026	643,203	624,366

		1,506,906

Pharmaceuticals - 0.7%
Bausch Health Cos., Inc.
Term Loan B,
1-Month Term SOFR + 5.25%, 9.83% (A), 02/01/2027	731,250	559,406
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 6.12% (A), 08/01/2027	213,978	210,525
Organon & Co.
Term Loan,
3-Month LIBOR + 3.00%, 7.75% (A), 06/02/2028	683,503	681,794

		1,451,725

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 0.7%
Dun & Bradstreet Corp.
Term Loan,
1-Month LIBOR + 3.25%, 7.77% (A), 02/06/2026	$ 674,064	$ 672,258
Term Loan B2,
1-Month Term SOFR + 3.25%, 7.79% (A), 01/18/2029	889,519	883,682

		1,555,940

Real Estate Management & Development - 1.2%
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 7.91% (A), 01/21/2030	743,152	739,746
Term Loan B,
1-Month LIBOR + 2.75%, 7.32% (A), 08/21/2025	589,169	586,224
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 7.13% (A), 07/21/2028	609,611	591,323
Redstone Holdco 2 LP
Term Loan,
3-Month LIBOR + 4.75%, 9.57% (A), 04/27/2028	715,938	576,777

		2,494,070

Semiconductors & Semiconductor Equipment - 0.8%
MKS Instruments, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 7.36% (A), 08/17/2029	1,645,875	1,642,643

Software - 5.6%
Altium Packaging LLC
Term Loan B,
TBD, 02/03/2028 (D) (E)	500,000	493,203
AppLovin Corp.
Term Loan B,
3-Month Term SOFR + 3.10%, 7.69% (A), 10/25/2028	248,125	243,007
Central Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.50%, 9.08% (A), 07/06/2029	1,500,000	1,495,738
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 7.07% (A), 04/30/2025	687,663	683,881
Cornerstone OnDemand, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 8.32% (A), 10/16/2028	744,375	682,220
Epicor Software Corp.
Term Loan,
1-Month LIBOR + 3.25%, 7.82% (A), 07/30/2027	1,712,937	1,681,533
GoTo Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 9.30% (A), 08/31/2027	2,091,734	1,154,375
Open Text Corp.
Term Loan B,
TBD, 11/16/2029 (D) (E)	1,000,000	996,667

Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Quest Software US Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.25%, 9.08% (A), 02/01/2029 (E)	$ 1,292,500	$ 1,106,703
Sophia LP
Term Loan B,
3-Month LIBOR + 3.50%, 8.23% (A), 10/07/2027	1,274,464	1,253,754
1-Month Term SOFR + 4.25%, 8.81% (A), 10/07/2027	497,500	489,105
SS&C Technologies, Inc.
Term Loan B6,
1-Month Term SOFR + 2.25%, 6.91% (A), 03/22/2029	170,147	169,793
Term Loan B7,
1-Month Term SOFR + 2.25%, 6.91% (A), 03/22/2029	256,373	255,839
Ultimate Software Group, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 8.03% (A), 05/04/2026	1,186,147	1,166,378

		11,872,196

Specialty Retail - 3.4%
Apro LLC
Term Loan,
3-Month LIBOR + 3.75%, 8.15% (A), 11/14/2026	977,494	972,199
Great Outdoors Group LLC
Term Loan B1,
1-Month LIBOR + 3.75%, 8.32% (A), 03/06/2028	1,465,752	1,439,185
Petco Health & Wellness Co., Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, 7.98% (A), 03/03/2028	843,561	834,071
PetSmart, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 8.41% (A), 02/11/2028	1,172,019	1,162,350
Rent-A-Center, Inc.
1st Lien Term Loan B,
3-Month LIBOR + 3.25%, 8.13% (A), 02/17/2028	1,406,736	1,365,706
WOOF Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 8.26% (A), 12/21/2027	1,576,937	1,498,091

		7,271,602

Technology Hardware, Storage & Peripherals - 0.4%
Diebold Nixdorf, Inc.
Term Loan,
1-Month Term SOFR + 5.25%, 9.90% (A), 07/15/2025	1,297,791	824,097

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.
Term Loan B,
3-Month Term SOFR + 3.50%, 7.80% (A), 02/20/2029	921,250	914,341

	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure - 0.2%
First Student Bidco, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 7.73% (A), 07/21/2028	$ 361,544	$ 340,884
Term Loan C,
3-Month LIBOR + 3.00%, 7.73% (A), 07/21/2028	134,804	127,101

		467,985

Wireless Telecommunication Services - 0.4%
Altice France SA
Term Loan B13,
3-Month LIBOR + 4.00%, 8.65% (A), 08/14/2026	987,113	950,097

Total Loan Assignments (Cost $191,993,179)		182,020,091

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (G) (H) (I) (J)	21,887	0

Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (G) (H) (I) (J)	889,572	1
LG Parent Holdco, Inc. (G) (I)	30,405	283,779

		283,780

Textiles, Apparel & Luxury Goods - 0.0% (K)
Men’s Wearhouse, Inc. (G) (I) (J) (L)	7,650	45,900

Total Common Stocks (Cost $375,455)		329,680

PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp., 0.00% (H) (I) (J)	189,500	0

Total Preferred Stock (Cost $189,501)		0

EXCHANGE-TRADED FUNDS - 1.0%
U.S. Fixed Income Funds - 1.0%
SPDR Blackstone Senior Loan ETF	25,000	1,052,250
Invesco Senior Loan ETF	50,600	1,068,166

Total Exchange-Traded Funds (Cost $2,079,850)		2,120,416

	Principal	Value
REPURCHASE AGREEMENT - 7.8%
Fixed Income Clearing Corp., 1.80% (M), dated 01/31/2023, to be repurchased at $16,484,958 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $16,813,899.	$16,484,134	16,484,134

Total Repurchase Agreement (Cost $16,484,134)		16,484,134

Total Investments (Cost $232,418,672)		218,626,716
Net Other Assets (Liabilities) - (3.5)%		(7,456,280)

Net Assets - 100.0%		$211,170,436

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,931,343	$—	$2,931,343
Corporate Debt Securities	—	14,741,052	—	14,741,052
Loan Assignments	—	182,020,091	—	182,020,091
Common Stocks	—	283,779	45,901	329,680
Preferred Stock	—	—	0	0
Exchange-Traded Funds	2,120,416	—	—	2,120,416
Repurchase Agreement	—	16,484,134	—	16,484,134

Total Investments	$2,120,416	$216,460,399	$45,901	$218,626,716

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (L)	$—	$—	$45,900	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $16,506,730, representing 7.8% of the Fund’s net assets.
(C)	Restricted securities. At January 31, 2023, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Avaya, Inc. 6.13%, 09/15/2028	09/11/2020 - 09/07/2021	$2,198,650	$640,500	0.3%
Loan Assignments	Avaya, Inc. Term Loan B2 8.46%, 12/15/2027	11/22/2021	501,250	140,000	0.1

Total			$2,699,900	$780,500	0.4%

(D)	All or a portion of the security represents unsettled loan commitments at January 31, 2023 where the rate will be determined at time of settlement.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2023, the value of this security is $60,318, representing less than 0.1% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Securities deemed worthless.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2023, the total value of securities is $329,680, representing 0.2% of the Fund’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(M)	Rate disclosed reflects the yield at January 31, 2023.
(N)	The Fund recognized transfers in and out of Level 3 as of January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 10

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Floating Rate (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

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Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

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